Related party transactions	12 Months Ended
Mar. 31, 2024
Related party transactions [abstract]
Related party transactions	31. Related party transactions

Related parties include joint ventures, associates, investments and key management personnel.
The following significant transactions with related parties were in the normal course of business. Amounts receivable from and payable to related parties are due on normal commercial terms.

	2024	2023	2022
	£m	£m	£m
Sales: Goods and services supplied to a pension plan	—	—	3
Sales: Goods and services supplied to joint ventures[1]	221	100	284
Sales: Goods and services supplied to associates	1	1	—
Sales: Goods and services supplied to subsidiary of an associate[1]	70	6	—
Purchases: Goods and services received from joint ventures[2]	6	—	19
Purchases: Goods and services received from associates[2]	4	31	41
Purchases: Goods and services received from subsidiaries of an associate	1	—	—

Receivables from joint ventures[3]	80	58	43
Receivables from associates	—	—	1
Receivables from subsidiaries of an associate	8	8	—
Payables to joint ventures[4]	—	19	247
Payables to associates	1	1	4

Dividends received from joint ventures[5]	152	150	123
Dividends received from associates[6]	117	32	35
1.During the year, £126 million of sales were made to Emerald Energy Venture LLC (2023: £76 million; 2022: £74 million), £71 million (2023: £nil; 2022: £nil) of sales were made to Nemo
Link Limited and £70 million (2023: £nil) of sales were made to National Gas Transmission Plc after becoming a related party to the Group from 31 January 2023 following the sale of the
UK Gas Transmission business. In the year ended 31 March 2022, £202 million of property sites were sold to St William Homes LLP prior to the Group’s disposal.
2.During the prior year, the Group received goods and services from a number of US associates, both for the transportation of gas and for pipeline services in the US, most notably
£22 million (2022: £38 million) of purchases were made from Millennium Pipeline Company LLC in the period up until disposal on 7 October 2022. In the year ended 31 March 2022, the Group purchased assets of £18 million from BritNed Development Limited.
3.Amounts receivable from joint ventures include £77 million (2023: £55 million; 2022: £33 million) from Emerald Energy Venture LLC.
4.Amounts payable to joint ventures in the year ended 31 March 2022 included £223 million due to Community Offshore Wind, LLC, NGV’s joint venture with RWE Renewables, in respect of a capital call to NGV following the successful auction of six seabed leases in New York. This was settled in the year ended 31 March 2023.
5.Includes dividends of £116 million (2023: £84 million; 2022: £39 million) received from BritNed Development Limited and £17 million (2023: £47 million; 2022: £77 million) from
Nemo Link Limited.
6.Includes dividends received in the year of £102 million from GasT TopCo Limited (see note 10) and £12 million (2023: £12 million; 2022: £2 million) from New York Transco LLC. During the prior year, £16 million (2022: £34 million) was received from Millennium Pipeline Company LLC in the period up until disposal on 7 October 2022.
Details of investments in principal subsidiary undertakings, joint ventures and associates are disclosed in note 34, and information relating to pension fund arrangements is disclosed in note 25. For details of Directors’ and key management remuneration, refer to note 4(c).